UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-06400

The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

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101 Federal Street
Boston, Massachusetts 02110
 (Address of principal executive offices)

________

Michael Beattie, President
The Advisors’ Inner Circle Fund
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

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Registrant’s telephone number, including area code: 1-877-446-3863
Date of Fiscal Year End: October 31
Date of Reporting Period: July 1, 2018 to June 30, 2019

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Item 1. Proxy Voting Record.

Attached are the proxy voting records for:

Sands Capital Global Growth Fund
A series of The Advisors’ Inner Circle Fund

Sands Capital Global Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

ADYEN N.V.
Security ID: N3501V104
Meeting Date: 21-May-19 Meeting Type: Annual General Meeting
1	Opening of the General Meeting	Non-Voting		Non-Voting
2.A
Report of the Managing Board on the Fiscal Year 2018. the Managing Board Will-give A Presentation on the Performance of the Company in 2018. Furthermore,-the Supervisory Board's Report and Accountant Statements Will be Discussed
		Non-Voting		Non-Voting
2.B	Discussion of the Managing Board's Remuneration for the Past Financial Year.- Please Refer to the Remuneration Report Included in the Annual Report for The- Financial Year 2018 on Page 56	Non-Voting		Non-Voting
2.C	Approval of the Annual Accounts on the Fiscal Year 2018	Management	For	Voted - For
2.D
Discussion of the Policy on Dividend, Reservations and Distributions. Please- Refer to the Dividend Policy Published on the Company's Website, As Further- Referred to on Page 85 of the Annual Report for the Financial Year 2018. In- Accordance with the Articles of Association of the Company, the Managing- Board, with the Approval of the Supervisory Board, Decided to Allocate The-profits for the Financial Year 2018 to the Reserves of the Company
		Non-Voting		Non-Voting
3	It is Proposed to Discharge the Managing Board in Respect of the Duties Performed During the Past Fiscal Year	Management	For	Voted - For
4	It is Proposed to Discharge the Supervisory Board in Respect of the Duties Performed During the Past Fiscal Year	Management	For	Voted - For
5
It is Proposed to Appoint Ms.pamela Ann Joseph As Member of the Supervisory Board Where All Details As Laid Down in Article 2:158 Paragraph 5, Section 2: 142 Paragraph 3 of the Dutch Civil Code are Available for the General Meeting of Shareholders. the Appointment Will be with Effect from the Date of This General Meeting for the Period of Four Years
		Management	For	Voted - For
6.A
It is Proposed That the Managing Board Subject to the Approval of the Supervisory Board be Designated for A Period of 18 Months As the Body Which is Authorised to Resolve to Issue Shares Up to A Number of Shares Not Exceeding 10 Percent of the Number of Issued Shares in the Capital of the Company
		Management	For	Voted - For
6.B
It is Proposed That the Managing Board is Authorised Under Approval of the Supervisory Board As the Sole Body to Limit Or Exclude the Preemptive Right on New Issued Shares in the Company. the Authorization Will be Valid for A Period of 18 Months As from the Date of This Meeting
		Management	For	Voted - For

Sands Capital Global Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

7
It is Proposed That the Managing Board be Authorised Subject to the Approval of the Supervisory Board, to Cause the Company to Acquire Its Own Shares for Valuable Consideration, Up to A Maximum Number Which, at the Time of Acquisition, the Company is Permitted to Acquire Pursuant to the Provisions of Section 98, Subsection 2, of Book 2 of the Netherlands Civil Code and Does Not Exceed 10 Percent of the Issued Capita at the Time of the General Meeting. Such Acquisition May be Effected by Means of Any Type of Contract, Including Stock Exchange Transactions and Private Transactions. the Price Must Lie Between the Nominal Value of the Shares and an Amount Equal to 110 Percent of the Market Price. by 'market Price' is Understood the Opening Prices Reached by the Shares the Date of Acquisition, As Evidenced by the Official Price List of Euronext Amsterdam Nv. the Authorisation Will be Valid for A Period of 18 Months, Commencing on 21 May 2019
		Management	For	Voted - For
8	It is Proposed That the General Meeting Assigns PricewaterhouseCoopers Accountants Nv As the Auditors Responsible for Auditing the Financial Accounts for the Fiscal Year 2019	Management	For	Voted - For
9	Any Other Business and Closing of the General Meeting	Non-Voting		Non-Voting

11 Apr 2019: Please Note That the Meeting Type Was Changed from Ogm to Agm.-if You Have Already Sent in Your Votes, Please Do Not Vote Again Unless You-decide to Amend Your Original Instructions. Thank You.
		Non-Voting		Non-Voting
AIRPORTS OF THAILAND PUBLIC COMPANY LIMITED
Security ID: Y0028Q137
Meeting Date: 25-Jan-19 Meeting Type: Annual General Meeting
1	Matters to be Informed to the Shareholders	Management	For	Voted - For
2	To Acknowledge the Operating Results of 2018	Management	For	Voted - For
3	To Approve the Financial Statements for the Fiscal Year 2018 Ended 30 September 2018	Management	For	Voted - For
4	To Approve the Appropriation of Dividend Payment According to the Operating Results in the Accounting Period 2018	Management	For	Voted - For
5.1	To Elect New Director in Replacement of Those Who Retire by Rotation: Mr. Wara Tongprasin	Management	For	Voted - For
5.2	To Elect New Director in Replacement of Those Who Retire by Rotation: Mr. Krichthep Simlee	Management	For	Voted - For
5.3	To Elect New Director in Replacement of Those Who Retire by Rotation: Mr. Nitinai Sirismatthakarn	Management	For	Voted - For
5.4	To Elect New Director in Replacement of Those Who Retire by Rotation: Mr. Krisada Chinavicharana	Management	For	Voted - For
5.5	To Elect New Director in Replacement of Those Who Retire by Rotation: Mrs. Natjaree Anuntasilpa	Management	For	Voted - For

Sands Capital Global Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

6	To Approve the Directors Remuneration	Management	For	Voted - For
7	Approve Office of the Auditor General of Thailand (oag) As Auditor and Authorize Board to Fix Their Remuneration	Management	For	Voted - For
8	Other Matters (if Any)	Management	For	Voted - Against
	In the Situation Where the Chairman of the Meeting Suddenly Change the Agenda- And/or Add New Agenda During the Meeting, We Will Vote That Agenda As-abstain.	Non-Voting		Non-Voting

04 Dec 2018: Please Note That This is A Revision Due to Receipt of Auditor-name for Resolution 7. If You Have Already Sent in Your Votes, Please Do Not-vote Again Unless You Decide to Amend Your Original Instructions. Thank You.
		Non-Voting		Non-Voting
ALIBABA GROUP HOLDING LIMITED
Security ID: 01609W102 Ticker: BABA
Meeting Date: 31-Oct-18 Meeting Type: Annual
1a.	Election of Director to Serve for A Three Year Term: Joseph C. Tsai	Management	For	Voted - For
1b.	Election of Director to Serve for A Three Year Term: J. Michael Evans	Management	For	Voted - For
1c.	Election of Director to Serve for A Three Year Term: Eric Xiandong Jing	Management	For	Voted - For
1d.	Election of Director to Serve for A Three Year Term: Borje E. Ekholm	Management	For	Voted - For
2.	Ratify the Appointment of PricewaterhouseCoopers As the Independent Registered Public Accounting Firm of the Company.	Management	For	Voted - For
ALIGN TECHNOLOGY, INC.
Security ID: 016255101 Ticker: ALGN
Meeting Date: 15-May-19 Meeting Type: Annual
1a.	Election of Director: Kevin J. Dallas	Management	For	Voted - For
1b.	Election of Director: Joseph M. Hogan	Management	For	Voted - For
1c.	Election of Director: Joseph Lacob	Management	For	Voted - For
1d.	Election of Director: C. Raymond Larkin, Jr.	Management	For	Voted - For
1e.	Election of Director: George J. Morrow	Management	For	Voted - For
1f.	Election of Director: Thomas M. Prescott	Management	For	Voted - For
1g.	Election of Director: Andrea L. Saia	Management	For	Voted - For
1h.	Election of Director: Greg J. Santora	Management	For	Voted - For
1i.	Election of Director: Susan E. Siegel	Management	For	Voted - For
1j.	Election of Director: Warren S. Thaler	Management	For	Voted - For
2.
Ratification of Appointment of Independent Registered Public Accountants: Proposal to Ratify the Appointment of PricewaterhouseCoopers LLP As Align Technology, Inc.'s Independent Registered Public Accountants for the Fiscal Year Ending December 31, 2019.
		Management	For	Voted - For

Sands Capital Global Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

3.	Advisory Vote to Approve Named Executive Officer Compensation.	Management	For	Voted - Against
ALPHABET INC.
Security ID: 02079K305 Ticker: GOOGL
Meeting Date: 19-Jun-19 Meeting Type: Annual
1.1	Director: Larry Page	Management	For	Voted - For
1.2	Director: Sergey Brin	Management	For	Voted - For
1.3	Director: John L. Hennessy	Management	For	Voted - For
1.4	Director: L. John Doerr	Management	For	Voted - For
1.5	Director: Roger W. Ferguson, Jr.	Management	For	Voted - For
1.6	Director: Ann Mather	Management	For	Voted - For
1.7	Director: Alan R. Mulally	Management	For	Voted - For
1.8	Director: Sundar Pichai	Management	For	Voted - For
1.9	Director: K. Ram Shriram	Management	For	Voted - For
1.10	Director: Robin L. Washington	Management	For	Voted - For
2.	Ratification of the Appointment of Ernst & Young LLP As Alphabet's Independent Registered Public Accounting Firm for the Fiscal Year Ending December 31, 2019.	Management	For	Voted - For
3.	The Amendment and Restatement of Alphabet's 2012 Stock Plan to Increase the Share Reserve by 3,000,000 Shares of Class C Capital Stock.	Management	For	Voted - For
4.	A Stockholder Proposal Regarding Equal Shareholder Voting, If Properly Presented at the Meeting.	Shareholder	Against	Voted - For
5.	A Stockholder Proposal Regarding Inequitable Employment Practices, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
6.	A Stockholder Proposal Regarding the Establishment of A Societal Risk Oversight Committee, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
7.	A Stockholder Proposal Regarding A Report on Sexual Harassment Risk Management, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
8.	A Stockholder Proposal Regarding Majority Vote for the Election of Directors, If Properly Presented at the Meeting.	Shareholder	Against	Voted - For
9.	A Stockholder Proposal Regarding A Report on Gender Pay, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
10.	A Stockholder Proposal Regarding Strategic Alternatives, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
11.	A Stockholder Proposal Regarding the Nomination of an Employee Representative Director, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
12.	A Stockholder Proposal Regarding Simple Majority Vote, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
13.	A Stockholder Proposal Regarding A Sustainability Metrics Report, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against

Sands Capital Global Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

14.	A Stockholder Proposal Regarding Google Search in China, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
15.	A Stockholder Proposal Regarding A Clawback Policy, If Properly Presented at the Meeting.	Shareholder	Against	Voted - For
16.	A Stockholder Proposal Regarding A Report on Content Governance, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
AMAZON.COM, INC.
Security ID: 023135106 Ticker: AMZN
Meeting Date: 22-May-19 Meeting Type: Annual
1a.	Election of Director: Jeffrey P. Bezos	Management	For	Voted - For
1b.	Election of Director: Rosalind G. Brewer	Management	For	Voted - For
1c.	Election of Director: Jamie S. Gorelick	Management	For	Voted - For
1d.	Election of Director: Daniel P. Huttenlocher	Management	For	Voted - For
1e.	Election of Director: Judith A. Mcgrath	Management	For	Voted - For
1f.	Election of Director: Indra K. Nooyi	Management	For	Voted - For
1g.	Election of Director: Jonathan J. Rubinstein	Management	For	Voted - For
1h.	Election of Director: Thomas O. Ryder	Management	For	Voted - For
1i.	Election of Director: Patricia Q. Stonesifer	Management	For	Voted - For
1j.	Election of Director: Wendell P. Weeks	Management	For	Voted - For
2.	Ratification of the Appointment of Ernst & Young LLP As Independent Auditors.	Management	For	Voted - For
3.	Advisory Vote to Approve Executive Compensation.	Management	For	Voted - For
4.	Shareholder Proposal Requesting an Annual Report on Management of Food Waste.	Shareholder	Against	Voted - Against
5.	Shareholder Proposal Requesting A Reduction in the Ownership Threshold for Calling Special Shareholder Meetings.	Shareholder	Against	Voted - Against
6.	Shareholder Proposal Requesting A Ban on Government Use of Certain Technologies.	Shareholder	Against	Voted - Against
7.	Shareholder Proposal Requesting A Report on the Impact of Government Use of Certain Technologies.	Shareholder	Against	Voted - Against
8.	Shareholder Proposal Requesting A Report on Certain Products.	Shareholder	Against	Voted - Against
9.	Shareholder Proposal Requesting an Independent Board Chair Policy.	Shareholder	Against	Voted - Against
10.	Shareholder Proposal Requesting A Report on Certain Employment Policies.	Shareholder	Against	Voted - Against
11.	Shareholder Proposal Requesting A Report on Climate Change Topics.	Shareholder	Against	Voted - Against
12.	Shareholder Proposal Requesting A Board Ideology Disclosure Policy.	Shareholder	Against	Voted - Against
13.	Shareholder Proposal Requesting Changes to the Company's Gender Pay Reporting.	Shareholder	Against	Voted - Against
14.	Shareholder Proposal Requesting A Report on Integrating Certain Metrics Into Executive Compensation.	Shareholder	Against	Voted - Against
15.	Shareholder Proposal Regarding Vote- Counting Practices for Shareholder Proposals.	Shareholder	Against	Voted - Against

Sands Capital Global Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

ASIAN PAINTS LIMITED
Security ID: Y03638114
Meeting Date: 25-Feb-19 Meeting Type: Other Meeting

Please Note That This is A Postal Meeting Announcement. A Physical Meeting Is-not Being Held for This Company. Therefore, Meeting Attendance Requests Are-not Valid for This Meeting. If You Wish to Vote, You Must Return Your-instructions by the Indicated Cutoff Date. Please Also Note That Abstain Is-not A Valid Vote Option at Postal Ballot Meetings. Thank You
		Non-Voting		Non-Voting
1	Appointment of Mr. Manish Choksi As A Non- Executive Director of the Company	Management	For	Voted - For
2	Approval for Mr. Ashwin Dani, Non- Executive Director of the Company, to Continue to Hold Office As A Non-executive Director, Liable to Retire by Rotation, from 1st April, 2019	Management	For	Voted - For
3	Re-appointment of Dr. S. Sivaram As an Independent Director of the Company to Hold Office for A Second Term from 1st April, 2019 to 30th September, 2021	Management	For	Voted - For
4	Re-appointment of Mr. M. K. Sharma As an Independent Director of the Company to Hold Office for A Second Term from 1st April, 2019 to 31st March, 2022	Management	For	Voted - For
5	Re-appointment of Mr. Deepak Satwalekar As an Independent Director of the Company to Hold Office for A Second Term from 1st April, 2019 to 30th September, 2023	Management	For	Voted - For
6	Re-appointment of Mrs. Vibha Paul Rishi As an Independent Director of the Company to Hold Office for A Second Term from 1st April, 2019 to 31st March, 2024	Management	For	Voted - For
7	Appointment of Mr. Suresh Narayanan As an Independent Director of the Company to Hold Office for 5 (five) Consecutive Years from 1st April, 2019 to 31st March, 2024	Management	For	Voted - For
8	Appointment of Mrs. Pallavi Shroff As an Independent Director of the Company to Hold Office for 5 (five) Consecutive Years from 1st April, 2019 to 31st March, 2024	Management	For	Voted - For
Meeting Date: 27-Jun-19 Meeting Type: Annual General Meeting
	Please Note That Shareholders are Allowed to Vote 'in Favor' Or 'against' For- All Resolutions, Abstain is Not A Voting Option on This Meeting	Non-Voting		Non-Voting
1	Adoption of the Financial Statements of the Company for the Financial Year Ended 31st March, 2019 Together with the Reports of the Board of Directors and Auditors' Thereon	Management	For	Voted - For
2	Declaration of Dividend on Equity Shares for the Financial Year Ended 31st March, 2019	Management	For	Voted - For

Sands Capital Global Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

3	Appointment of Director in Place of Mr. Abhay Vakil (din: 00009151) Who Retires by Rotation and Being Eligible, Offers Himself for Re-appointment	Management	For	Voted - For
4	Appointment of Director in Place of Mr. Malav Dani (din: 01184336) Who Retires by Rotation and Being Eligible, Offers Himself for Re-appointment	Management	For	Voted - For
5	Appointment of Mr. Jigish Choksi (din: 08093304) As A Non-executive Director of the Company, Liable to Retire by Rotation	Management	For	Voted - For
6	Ratification of Remuneration Payable to M/s. Ra & Co., Cost Accountants (firm Registration Number 000242), Cost Auditors, of the Company for the Financial Year Ending 31st March, 2020	Management	For	Voted - For
ASML HOLDINGS N.V.
Security ID: N07059210 Ticker: ASML
Meeting Date: 24-Apr-19 Meeting Type: Annual
3b	Proposal to Adopt the Financial Statements of the Company for the Financial Year 2018, As Prepared in Accordance with Dutch Law	Management	For	Voted - For
3d	Proposal to Adopt A Dividend of Eur 2.10 Per Ordinary Share	Management	For	Voted - For
4a	Proposal to Discharge the Members of the Board of Management from Liability for Their Responsibilities in the Financial Year 2018	Management	For	Voted - For
4b	Proposal to Discharge the Members of the Supervisory Board from Liability for Their Responsibilities in the Financial Year 2018	Management	For	Voted - For
5	Proposal to Adopt Some Adjustments to the Remuneration Policy for the Board of Management	Management	For	Voted - For
6	Proposal to Approve the Number of Shares for the Board of Management	Management	For	Voted - For
8a	Proposal to Reappoint Mr. G.J. Kleisterlee As Member of the Supervisory Board	Management	For	Voted - For
8b	Proposal to Reappoint Ms. A.P. Aris As Member of the Supervisory Board	Management	For	Voted - For
8c	Proposal to Reappoint Mr. R.D. Schwalb As Member of the Supervisory Board	Management	For	Voted - For
8d	Proposal to Reappoint Mr. W.H. Ziebart As Member of the Supervisory Board	Management	For	Voted - For
9	Proposal to Adjust the Remuneration of the Supervisory Board	Management	For	Voted - For
10	Proposal to Appoint KPMG Accountants N.V. As External Auditor for the Reporting Year 2020	Management	For	Voted - For
11a	Authorization to Board of Management Issue Ordinary Shares Or Grant Rights to Subscribe for Ordinary Shares Up to 5% for General Purposes	Management	For	Voted - For
11b	Authorization of the Board of Management to Restrict Or Exclude Pre-emption Rights in Connection with Agenda Item 11 A)	Management	For	Voted - For

Sands Capital Global Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

11c
Authorization to Board of Management Issue Ordinary Shares Or Grant Rights to Subscribe for Ordinary Shares Up to 5% in Connection with Or on the Occasion of Mergers, Acquisitions And/or (strategic) Alliances.
		Management	For	Voted - For
11d	Authorization of the Board of Management to Restrict Or Exclude Pre-emption Rights in Connection with Agenda Item 11 C)	Management	For	Voted - For
12a	Authorization to Board of Management to Repurchase Ordinary Shares Up to 10% of the Issued Share Capital	Management	For	Voted - For
12b	Authorization to Board of Management to Repurchase Additional Ordinary Shares Up to 10% of the Issued Share Capital	Management	For	Voted - For
13	Proposal to Cancel Ordinary Shares	Management	For	Voted - For
3b	Proposal to Adopt the Financial Statements of the Company for the Financial Year 2018, As Prepared in Accordance with Dutch Law	Management	For	Voted - For
3d	Proposal to Adopt A Dividend of Eur 2.10 Per Ordinary Share	Management	For	Voted - For
4a	Proposal to Discharge the Members of the Board of Management from Liability for Their Responsibilities in the Financial Year 2018	Management	For	Voted - For
4b	Proposal to Discharge the Members of the Supervisory Board from Liability for Their Responsibilities in the Financial Year 2018	Management	For	Voted - For
5	Proposal to Adopt Some Adjustments to the Remuneration Policy for the Board of Management	Management	For	Voted - For
6	Proposal to Approve the Number of Shares for the Board of Management	Management	For	Voted - For
8a	Proposal to Reappoint Mr. G.J. Kleisterlee As Member of the Supervisory Board	Management	For	Voted - For
8b	Proposal to Reappoint Ms. A.P. Aris As Member of the Supervisory Board	Management	For	Voted - For
8c	Proposal to Reappoint Mr. R.D. Schwalb As Member of the Supervisory Board	Management	For	Voted - For
8d	Proposal to Reappoint Mr. W.H. Ziebart As Member of the Supervisory Board	Management	For	Voted - For
9	Proposal to Adjust the Remuneration of the Supervisory Board	Management	For	Voted - For
10	Proposal to Appoint KPMG Accountants N.v. As External Auditor for the Reporting Year 2020	Management	For	Voted - For
11a	Authorization to Board of Management Issue Ordinary Shares Or Grant Rights to Subscribe for Ordinary Shares Up to 5% for General Purposes	Management	For	Voted - For
11b	Authorization of the Board of Management to Restrict Or Exclude Pre-emption Rights in Connection with Agenda Item 11 A)	Management	For	Voted - For
11c
Authorization to Board of Management Issue Ordinary Shares Or Grant Rights to Subscribe for Ordinary Shares Up to 5% in Connection with Or on the Occasion of Mergers, Acquisitions And/or (strategic) Alliances.
		Management	For	Voted - For

Sands Capital Global Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

11d	Authorization of the Board of Management to Restrict Or Exclude Pre-emption Rights in Connection with Agenda Item 11 C)	Management	For	Voted - For
12a	Authorization to Board of Management to Repurchase Ordinary Shares Up to 10% of the Issued Share Capital	Management	For	Voted - For
12b	Authorization to Board of Management to Repurchase Additional Ordinary Shares Up to 10% of the Issued Share Capital	Management	For	Voted - For
13	Proposal to Cancel Ordinary Shares	Management	For	Voted - For
ASOS PLC
Security ID: G0536Q108
Meeting Date: 29-Nov-18 Meeting Type: Annual General Meeting
1	Accept Financial Statements and Statutory Reports	Management	For	Voted - For
2	Approve Remuneration Report	Management	For	Voted - For
3	Elect Adam Crozier As Director	Management	For	Voted - For
4	Re-elect Nick Beighton As Director	Management	For	Voted - For
5	Re-elect Rita Clifton As Director	Management	For	Voted - For
6	Re-elect Ian Dyson As Director	Management	For	Voted - For
7	Re-elect Hilary Riva As Director	Management	For	Voted - For
8	Re-elect Nick Robertson As Director	Management	For	Voted - For
9	Reappoint PricewaterhouseCoopers LLP As Auditors	Management	For	Voted - For
10	Authorise Board to Fix Remuneration of Auditors	Management	For	Voted - For
11	Authorise Issue of Equity with Pre-emptive Rights	Management	For	Voted - For
12	Authorise Issue of Equity Without Pre- Emptive Rights	Management	For	Voted - For
13	Authorise Market Purchase of Ordinary Shares	Management	For	Voted - For
14	Approve Increase in the Maximum Aggregate Fees Payable to Non-executive Directors	Management	For	Voted - For
ATLASSIAN CORP PLC
Security ID: G06242104 Ticker: TEAM
Meeting Date: 04-Dec-18 Meeting Type: Annual
1.	To Receive the Company's Accounts and the Reports of the Directors and the Auditors for the Year Ended June 30, 2018 (the "annual Report").	Management	For	Voted - For
2.	To Approve the Directors' Remuneration Report As Set Forth in the Annual Report.	Management	For	Voted - For
3.	To Reappoint Ernst & Young LLP As Auditor of the Company to Hold Office Until the Conclusion of the Next Annual General Meeting.	Management	For	Voted - For
4.	To Authorize the Audit Committee of the Board of Directors to Determine the Remuneration of the Auditor.	Management	For	Voted - For
5.	To Re-elect Shona L. Brown As A Director of the Company.	Management	For	Voted - For

Sands Capital Global Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

6.	To Re-elect Michael Cannon-Brookes As A Director of the Company.	Management	For	Voted - For
7.	To Re-elect Scott Farquhar As A Director of the Company.	Management	For	Voted - For
8.	To Re-elect Heather Mirjahangir Fernandez As A Director of the Company.	Management	For	Voted - For
9.	To Re-elect Sasan Goodarzi As A Director of the Company.	Management	For	Voted - For
10.	To Re-elect Jay Parikh As A Director of the Company.	Management	For	Voted - For
11.	To Re-elect Enrique Salem As A Director of the Company.	Management	For	Voted - For
12.	To Re-elect Steven Sordello As A Director of the Company.	Management	For	Voted - For
13.	To Re-elect Richard P. Wong As A Director of the Company.	Management	For	Voted - For
BIOMARIN PHARMACEUTICAL INC.
Security ID: 09061G101 Ticker: BMRN
Meeting Date: 04-Jun-19 Meeting Type: Annual
1.1	Director: Jean-jacques Bienaimé	Management	For	Voted - For
1.2	Director: Willard Dere	Management	For	Voted - For
1.3	Director: Michael Grey	Management	For	Voted - For
1.4	Director: Elaine J. Heron	Management	For	Voted - For
1.5	Director: Robert J. Hombach	Management	For	Voted - For
1.6	Director: V. Bryan Lawlis	Management	For	Voted - For
1.7	Director: Alan J. Lewis	Management	For	Voted - For
1.8	Director: Richard A. Meier	Management	For	Voted - For
1.9	Director: David E.I. Pyott	Management	For	Voted - For
1.10	Director: Dennis J. Slamon	Management	For	Voted - For
2.	To Ratify the Selection of KPMG LLP As the Independent Registered Public Accounting Firm for Biomarin for the Fiscal Year Ending December 31, 2019.	Management	For	Voted - For
3.	To Approve, on an Advisory Basis, the Compensation of the Company's Named Executive Officers As Disclosed in the Proxy Statement.	Management	For	Voted - For
4.	To Approve an Amendment to the 2017 Equity Incentive Plan.	Management	For	Voted - For
5.	To Approve Amendments to the Amended and Restated 2006 Employee Stock Purchase Plan.	Management	For	Voted - For
CP ALL PUBLIC COMPANY LIMITED
Security ID: Y1772K169
Meeting Date: 26-Apr-19 Meeting Type: Annual General Meeting
1	To Certify the Minute of the Annual General Meeting of Shareholders 2018	Management	For	Voted - For

Sands Capital Global Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

2	To Consider the Board of Directors' Report Regarding Operations of the Company in the Past Year	Management	For	Voted - For
3	To Consider and Approve Statement of Financial Position and Statement of Income for the Year Ended December 31, 2018	Management	For	Voted - For
4	To Consider and Approve the Allocation of Profit for Legal Reserve and the Cash Dividend Payment	Management	For	Voted - For
5.1	To Consider and Approve the Appointment of the Company's Director to Replace the Director Who is Retired by Rotation: Mr. Padoong Techasarintr	Management	For	Voted - Against
5.2	To Consider and Approve the Appointment of the Company's Director to Replace the Director Who is Retired by Rotation: Mr. Pridi Boonyoung	Management	For	Voted - For
5.3	To Consider and Approve the Appointment of the Company's Director to Replace the Director Who is Retired by Rotation: Pol.gen. Phatcharavat Wongsuwan	Management	For	Voted - For
5.4	To Consider and Approve the Appointment of the Company's Director to Replace the Director Who is Retired by Rotation: Adj.pro.prasobsook Boondech	Management	For	Voted - For
5.5	To Consider and Approve the Appointment of the Company's Director to Replace the Director Who is Retired by Rotation: Mrs.nampung Wongsmith	Management	For	Voted - For
6	To Consider and Approve the Directors' Remuneration	Management	For	Voted - For
7	To Consider and Approve the Appointment of the Company's Auditors and Fix the Auditors' Remuneration: KPMG Phoomchai Audit Ltd	Management	For	Voted - For
8	To Consider and Approve the Amendment of Clause 3 (objectives) of the Company's Memorandum of Association	Management	For	Voted - For
9	Others (if Any)	Management	For	Voted - Against
	26 Feb 2019: in the Situation Where the Chairman of the Meeting Suddenly-change the Agenda And/or Add New Agenda During the Meeting, We Will Vote That-agenda As Abstain	Non-Voting		Non-Voting

26 Feb 2019: Please Note That This is A Revision Due to Addition of Comment,- Receipt of Auditor Name. If You Have Already Sent in Your Votes, Please Do-not Vote Again Unless You Decide to Amend Your Original Instructions. Thank-you
		Non-Voting		Non-Voting
EDWARDS LIFESCIENCES CORPORATION
Security ID: 28176E108 Ticker: EW
Meeting Date: 08-May-19 Meeting Type: Annual
1a.	Election of Director: Michael A. Mussallem	Management	For	Voted - For
1b.	Election of Director: Kieran T. Gallahue	Management	For	Voted - For
1c.	Election of Director: Leslie S. Heisz	Management	For	Voted - For
1d.	Election of Director: William J. Link, Ph.D.	Management	For	Voted - For
1e.	Election of Director: Steven R. Loranger	Management	For	Voted - For
1f.	Election of Director: Martha H. Marsh	Management	For	Voted - For
1g.	Election of Director: Wesley W. Von Schack	Management	For	Voted - For
1h.	Election of Director: Nicholas J. Valeriani	Management	For	Voted - For

Sands Capital Global Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

2.	Advisory Vote to Approve Compensation of Named Executive Officers	Management	For	Voted - For
3.	Ratification of Appointment of Independent Registered Public Accounting Firm	Management	For	Voted - For
4.	Advisory Vote on A Stockholder Proposal Regarding an Independent Chair Policy	Shareholder	Against	Voted - Against

EICHER MOTORS LTD
Security ID: Y2251M114
Meeting Date: 10-Aug-18 Meeting Type: Annual General Meeting
1
To Review, Consider and Adopt the Audited Financial Statements (including Consolidated Financial Statements) of the Company for the Financial Year Ended March 31, 2018 Together with the Reports of Board of Directors and the Auditors Thereon
		Management	For	Voted - For
2	To Declare A Dividend of Rs. 110/- Per Equity Share for the Financial Year Ended March 31, 2018	Management	For	Voted - For
3	To Consider and Ratify Remuneration of Cost Auditor Payable for Financial Year 2017-18	Management	For	Voted - For
4	To Consider and Approve Re-classification of Certain Promoter and Promoter Group Individuals of the Company	Management	For	Voted - For
	Please Note That Shareholders are Allowed to Vote 'in Favor' Or 'against' For- All Resolutions, Abstain is Not A Voting Option on This Meeting	Non-Voting		Non-Voting
FACEBOOK, INC.
Security ID: 30303M102 Ticker: FB
Meeting Date: 30-May-19 Meeting Type: Annual
1.1	Director: Peggy Alford	Management	For	Voted - For
1.2	Director: Marc L. Andreessen	Management	For	Voted - For
1.3	Director: Kenneth I. Chenault	Management	For	Voted - For
1.4	Director: S. D. Desmond-hellmann	Management	For	Voted - For
1.5	Director: Sheryl K. Sandberg	Management	For	Voted - For
1.6	Director: Peter A. Thiel	Management	For	Voted - For
1.7	Director: Jeffrey D. Zients	Management	For	Voted - For
1.8	Director: Mark Zuckerberg	Management	For	Voted - For
2.	To Ratify the Appointment of Ernst & Young LLP As Facebook, Inc.'s Independent Registered Public Accounting Firm for the Fiscal Year Ending December 31, 2019.	Management	For	Voted - For
3.	To Approve, on A Non-binding Advisory Basis, the Compensation Program for Facebook, Inc.'s Named Executive Officers As Disclosed in Facebook, Inc.'s Proxy Statement.	Management	For	Voted - For
4.	To Vote, on A Non-binding Advisory Basis, Whether A Non- Binding Advisory Vote on the Compensation Program for Facebook, Inc.'s Named Executive Officers Should be Held Every One, Two Or Three Years.	Management		Voted - 1 Year

Sands Capital Global Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

5.	A Stockholder Proposal Regarding Change in Stockholder Voting.	Shareholder	Against	Voted - For
6.	A Stockholder Proposal Regarding an Independent Chair.	Shareholder	Against	Voted - Against
7.	A Stockholder Proposal Regarding Majority Voting for Directors.	Shareholder	Against	Voted - For
8.	A Stockholder Proposal Regarding True Diversity Board Policy.	Shareholder	Against	Voted - Against
9.	A Stockholder Proposal Regarding A Content Governance Report.	Shareholder	Against	Voted - Against
10.	A Stockholder Proposal Regarding Median Gender Pay Gap.	Shareholder	Against	Voted - Against
11.	A Stockholder Proposal Regarding Workforce Diversity.	Shareholder	Against	Voted - Against
12.	A Stockholder Proposal Regarding Strategic Alternatives.	Shareholder	Against	Voted - Against
FAST RETAILING CO.,LTD.
Security ID: J1346E100
Meeting Date: 29-Nov-18 Meeting Type: Annual General Meeting
1.1	Appoint A Director Yanai, Tadashi	Management	For	Voted - For
1.2	Appoint A Director Hambayashi, Toru	Management	For	Voted - For
1.3	Appoint A Director Hattori, Nobumichi	Management	For	Voted - For
1.4	Appoint A Director Shintaku, Masaaki	Management	For	Voted - For
1.5	Appoint A Director Nawa, Takashi	Management	For	Voted - For
1.6	Appoint A Director Ono, Naotake	Management	For	Voted - For
1.7	Appoint A Director Okazaki, Takeshi	Management	For	Voted - For
1.8	Appoint A Director Yanai, Kazumi	Management	For	Voted - For
1.9	Appoint A Director Yanai, Koji	Management	For	Voted - For
2.1	Appoint A Corporate Auditor Tanaka, Akira	Management	For	Voted - For
2.2	Appoint A Corporate Auditor Kashitani, Takao	Management	For	Voted - For
GALAPAGOS N V
Security ID: 36315X101 Ticker: GLPG
Meeting Date: 30-Apr-19 Meeting Type: Annual
O2
Acknowledgement and Approval of the Non-consolidated Annual Accounts of the Company for the Financial Year Ended on 31 December 2018 and Approval of the Allocation of the Annual Result As Proposed by the Board of Directors.
		Management	For	Voted - For
O5	Acknowledgement and Approval of the Remuneration Report.	Management	For	Voted - For
O6	Release from Liability to be Granted to the Directors and the Statutory Auditor for the Performance of Their Duties in the Course of the Financial Year Ended 31 December 2018.	Management	For	Voted - For

Sands Capital Global Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

O7	Revision of the Remuneration of the Statutory Auditor.	Management	For	Voted - For
O8	Appointment of Mr. Peter Guenter As Director of the Company.	Management	For	Voted - For
O9	Remuneration of Directors.	Management	For	Voted - For
O10	Offer of Warrants.	Management	For	Voted - For
S11	Application of Article 556 of the Belgian Companies Code.	Management	For	Voted - For
O2
Acknowledgement and Approval of the Non-consolidated Annual Accounts of the Company for the Financial Year Ended on 31 December 2018 and Approval of the Allocation of the Annual Result As Proposed by the Board of Directors.
		Management	For	Voted - For
O5	Acknowledgement and Approval of the Remuneration Report.	Management	For	Voted - For
O6	Release from Liability to be Granted to the Directors and the Statutory Auditor for the Performance of Their Duties in the Course of the Financial Year Ended 31 December 2018.	Management	For	Voted - For
O7	Revision of the Remuneration of the Statutory Auditor.	Management	For	Voted - For
O8	Appointment of Mr. Peter Guenter As Director of the Company.	Management	For	Voted - For
O9	Remuneration of Directors.	Management	For	Voted - For
O10	Offer of Warrants.	Management	For	Voted - For
S11	Application of Article 556 of the Belgian Companies Code.	Management	For	Voted - For
HOUSING DEVELOPMENT FINANCE CORP LTD
Security ID: Y37246207
Meeting Date: 30-Jul-18 Meeting Type: Annual General Meeting
1.A	Adoption of the Audited Financial Statements of the Corporation for the Financial Year Ended March 31, 2018 Together with the Reports of the Board of Directors and Auditors Thereon	Management	For	Voted - For
1.B	Adoption of the Audited Consolidated Financial Statements for the Financial Year Ended March 31, 2018 Together with the Report of the Auditors Thereon	Management	For	Voted - For
2	Declaration of Final Dividend on Equity Shares of the Corporation	Management	For	Voted - For
3	Appointment of Mr. Upendra Kumar Sinha As an Independent Director of the Corporation	Management	For	Voted - For
4	Appointment of Mr. Jalaj Ashwin Dani As an Independent Director of the Corporation	Management	For	Voted - For
5	Approval for Continuation of Directorship of Mr. B. S. Mehta	Management	For	Voted - For
6	Approval for Continuation of Directorship of Dr. Bimal Jalan	Management	For	Voted - For
7	Approval for Continuation of Directorship of Dr. J. J. Irani	Management	For	Voted - For

Sands Capital Global Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

8	Re-appointment of Mr. Deepak S. Parekh As A Director of the Corporation and Continuation of His Directorship	Management	For	Voted - For
9	Approval to Issue Redeemable Non- Convertible Debentures And/ Or Any Other Hybrid Instruments on Private Placement Basis, Up to an Amount Not Exceeding Inr 85,000 Crore	Management	For	Voted - For
10	Approval of Related Party Transactions with Hdfc Bank Limited	Management	For	Voted - For
11	Authority to the Board of Directors of the Corporation to Borrow Monies for the Purposes of the Business of the Corporation, Such That the Overall Outstanding Amount Does Not Exceed Inr 5,00,000 Crore	Management	For	Voted - For
12
Re-appointment of Mr. Keki M. Mistry As the Managing Director (designated As the "vice Chairman & Chief Executive Officer") of the Corporation, for A Period of 3 Years, with Effect from November 14, 2018
		Management	For	Voted - For
	Please Note That Shareholders are Allowed to Vote 'in Favor' Or 'against' For- All Resolutions, Abstain is Not A Voting Option on This Meeting	Non-Voting		Non-Voting
ILLUMINA, INC.
Security ID: 452327109 Ticker: ILMN
Meeting Date: 29-May-19 Meeting Type: Annual
1A.	Election of Director: Frances Arnold, Ph.D.	Management	For	Voted - For
1B.	Election of Director: Francis A. Desouza	Management	For	Voted - For
1C.	Election of Director: Susan E. Siegel	Management	For	Voted - For
2.	To Ratify the Appointment of Ernst & Young LLP As our Independent Registered Public Accounting Firm for the Fiscal Year Ending December 29, 2019.	Management	For	Voted - For
3.	To Approve, on an Advisory Basis, the Compensation of the Named Executive Officers As Disclosed in the Proxy Statement.	Management	For	Voted - For
4.	To Approve an Amendment to our Amended and Restated Certificate of Incorporation to Declassify our Board of Directors.	Management	For	Voted - For
5.	To Approve, on an Advisory Basis, A Stockholder Proposal to Enhance Election-related Disclosures.	Shareholder	Against	Voted - Against
INCYTE CORPORATION
Security ID: 45337C102 Ticker: INCY
Meeting Date: 26-Apr-19 Meeting Type: Annual
1.1	Election of Director: Julian C. Baker	Management	For	Voted - For
1.2	Election of Director: Jean-jacques Bienaimé	Management	For	Voted - For
1.3	Election of Director: Paul A. Brooke	Management	For	Voted - For
1.4	Election of Director: Paul J. Clancy	Management	For	Voted - For

Sands Capital Global Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1.5	Election of Director: Wendy L. Dixon	Management	For	Voted - For
1.6	Election of Director: Jacqualyn A. Fouse	Management	For	Voted - For
1.7	Election of Director: Paul A. Friedman	Management	For	Voted - For
1.8	Election of Director: Hervé Hoppenot	Management	For	Voted - For
2.	To Approve, on A Non-binding, Advisory Basis, the Compensation of the Company's Named Executive Officers.	Management	For	Voted - For
3.	To Approve Amendments to the Company's Amended and Restated 2010 Stock Incentive Plan.	Management	For	Voted - For
4.	To Ratify the Appointment of Ernst & Young LLP As the Company's Independent Registered Public Accounting Firm for 2019.	Management	For	Voted - For
5.	To Vote on A Stockholder Proposal, If Properly Presented, Described in More Detail in the Proxy Statement.	Shareholder	Against	Voted - Against
KEYENCE CORPORATION
Security ID: J32491102
Meeting Date: 14-Jun-19 Meeting Type: Annual General Meeting
1	Approve Appropriation of Surplus	Management	For	Voted - Against
2.1	Appoint A Director Takizaki, Takemitsu	Management	For	Voted - Against
2.2	Appoint A Director Yamamoto, Akinori	Management	For	Voted - Against
2.3	Appoint A Director Kimura, Keiichi	Management	For	Voted - Against
2.4	Appoint A Director Yamaguchi, Akiji	Management	For	Voted - Against
2.5	Appoint A Director Miki, Masayuki	Management	For	Voted - Against
2.6	Appoint A Director Nakata, Yu	Management	For	Voted - Against
2.7	Appoint A Director Kanzawa, Akira	Management	For	Voted - Against
2.8	Appoint A Director Tanabe, Yoichi	Management	For	Voted - Against
2.9	Appoint A Director Taniguchi, Seiichi	Management	For	Voted - Against
3	Appoint A Corporate Auditor Komura, Koichiro	Management	For	Voted - For
4	Appoint A Substitute Corporate Auditor Yamamoto, Masaharu	Management	For	Voted - For
LAS VEGAS SANDS CORP.
Security ID: 517834107 Ticker: LVS
Meeting Date: 16-May-19 Meeting Type: Annual
1.1	Director: Sheldon G. Adelson	Management	For	Voted - For
1.2	Director: Irwin Chafetz	Management	For	Voted - For
1.3	Director: Micheline Chau	Management	For	Voted - Withheld
1.4	Director: Patrick Dumont	Management	For	Voted - For
1.5	Director: Charles D. Forman	Management	For	Voted - For
1.6	Director: Robert G. Goldstein	Management	For	Voted - For
1.7	Director: George Jamieson	Management	For	Voted - For
1.8	Director: Charles A. Koppelman	Management	For	Voted - Withheld
1.9	Director: Lewis Kramer	Management	For	Voted - For
1.10	Director: David F. Levi	Management	For	Voted - For

Sands Capital Global Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

2.	Ratification of the Appointment of Deloitte & Touche LLP As the Company's Independent Registered Public Accounting Firm for the Year Ending December 31, 2019.	Management	For	Voted - For
3.	An Advisory (non-binding) Vote to Approve the Compensation of the Named Executive Officers.	Management	For	Voted - Against
4.	Approval of the Amendment and Restatement of the Las Vegas Sands Corp. 2004 Equity Award Plan.	Management	For	Voted - For
MARUTI SUZUKI INDIA LTD
Security ID: Y7565Y100
Meeting Date: 23-Aug-18 Meeting Type: Annual General Meeting
1
To Receive, Consider and Adopt the Financial Statements (including the Consolidated Financial Statements) of the Company for the Year Ended 31st March, 2018 Including the Audited Balance Sheet As at 31st March, 2018, the Statement of Profit and Loss for the Year Ended on That Date and the Reports of the Board of Directors and Auditors Thereon
		Management	For	Voted - For
2
To Declare Dividend on Equity Shares: the Recommendation of the Board of Directors of the Company, Dividend at the Rate of Rs. 80 Per Share be and is Hereby Declared to be Paid to the Members of the Company
		Management	For	Voted - For
3	To Appoint A Director in Place of Mr. Toshiaki Hasuike (din: 01948291), Who Retires by Rotation and Being Eligible, Offers Himself for Re-appointment	Management	For	Voted - For
4	To Appoint A Director in Place of Mr. Kinji Saito (din: 00049067), Who Retires by Rotation and Being Eligible, Offers Himself for Re- Appointment	Management	For	Voted - For
5	Appointment of Mr. Kazunari Yamaguchi (din: 07961388) As A Whole-time Director Designated As Director (production)	Management	For	Voted - For
6	Ratification of Remuneration of the Cost Auditors, M/s R. J. Goel & Co., Cost Accountants	Management	For	Voted - For
7	Amendment in Articles of Association of the Company: Article 76(4)	Management	For	Voted - For
8	Continuance of Appointment of Mr. R.c.bhargava (din: 00007620) As A Non Executive Director	Management	For	Voted - For
9	Continuance of Appointment of Mr. O. Suzuki (din: 00680073) As A Nonexecutive Director	Management	For	Voted - For

Sands Capital Global Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

MOTHERSON SUMI SYSTEMS LTD
Security ID: Y6139B141
Meeting Date: 13-Aug-18 Meeting Type: Annual General Meeting
	Please Note That Shareholders are Allowed to Vote 'in Favor' Or 'against' For- All Resolutions, Abstain is Not A Voting Option on This Meeting	Non-Voting		Non-Voting
1	Adoption of Financial Statements for the Year Ended March 31, 2018	Management	For	Voted - For
2	Declaration of Dividend on Equity Shares	Management	For	Voted - For
3	Re-appointment of Mr. Laksh Vaaman Sehgal, Who Retires by Rotation, Being Eligible, Seek Re-appointment	Management	For	Voted - For
4	Appointment of Mr. Shunichiro Nishimura As Director of the Company	Management	For	Voted - For
5	Adoption of New Set of Articles of Association As Per Companies Act, 2013	Management	For	Voted - For
6	Ratification of the Remuneration of the Cost Auditor for the Financial Year 2018-19	Management	For	Voted - For
Meeting Date: 17-Oct-18 Meeting Type: Other Meeting

Please Note That This is A Postal Meeting Announcement. A Physical Meeting Is-not Being Held for This Company. Therefore, Meeting Attendance Requests Are-not Valid for This Meeting. If You Wish to Vote, You Must Return Your-instructions by the Indicated Cutoff Date. Please Also Note That Abstain Is-not A Valid Vote Option at Postal Ballot Meetings. Thank You
		Non-Voting		Non-Voting
1	Increase in Authorised Share Capital and Consequent Alteration to the Capital Clause of the Memorandum of Association	Management	For	Voted - For
2	Issuance of Bonus Shares to the Shareholders	Management	For	Voted - For
NASPERS LTD
Security ID: S53435103
Meeting Date: 24-Aug-18 Meeting Type: Annual General Meeting
O.1	Acceptance of Annual Financial Statements	Management	For	Voted - For
O.2	Confirmation and Approval of Payment of Dividends	Management	For	Voted - For
O.3	Reappointment of PricewaterhouseCoopers Inc. As Auditor	Management	For	Voted - For
O.4	To Confirm the Appointment of M R Sorour As A Nonexecutive Director	Management	For	Voted - For
O.5.1	To Elect the Following Director: C L Enenstein	Management	For	Voted - For
O.5.2	To Elect the Following Director: D G Eriksson	Management	For	Voted - For
O.5.3	To Elect the Following Director: H J Du Toit	Management	For	Voted - For
O.5.4	To Elect the Following Director: G Liu	Management	For	Voted - For
O.5.5	To Elect the Following Director: R Oliveira De Lima	Management	For	Voted - For

Sands Capital Global Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

O.6.1	Appointment of the Following Audit Committee Member: D G Eriksson	Management	For	Voted - For
O.6.2	Appointment of the Following Audit Committee Member: B J Van Der Ross	Management	For	Voted - For
O.6.3	Appointment of the Following Audit Committee Member: R C C Jafta	Management	For	Voted - For
O.7	To Endorse the Company's Remuneration Policy	Management	For	Voted - For
O.8	To Approve the Implementation of the Remuneration Policy As Set Out in the Remuneration Report	Management	For	Voted - For
O.9	Approval of General Authority Placing Unissued Shares Under the Control of the Directors	Management	For	Voted - For
O.10	Approval of General Issue of Shares for Cash	Management	For	Voted - For
O.11	Authorisation to Implement All Resolutions Adopted at the Annual General Meeting	Management	For	Voted - For
S.1.1	Approval of the Remuneration of the Non- Executive Directors: Proposed Financial Year 31 March 2020: Board - Chair	Management	For	Voted - For
S.1.2	Approval of the Remuneration of the Non- Executive Directors: Proposed Financial Year 31 March 2020: Board - Member	Management	For	Voted - For
S.1.3	Approval of the Remuneration of the Non- Executive Directors: Proposed Financial Year 31 March 2020: Audit Committee - Chair	Management	For	Voted - For
S.1.4	Approval of the Remuneration of the Non- Executive Directors: Proposed Financial Year 31 March 2020: Audit Committee - Member	Management	For	Voted - For
S.1.5	Approval of the Remuneration of the Non- Executive Directors: Proposed Financial Year 31 March 2020: Risk Committee - Chair	Management	For	Voted - For
S.1.6	Approval of the Remuneration of the Non- Executive Directors: Proposed Financial Year 31 March 2020: Risk Committee - Member	Management	For	Voted - For
S.1.7	Approval of the Remuneration of the Non- Executive Directors: Proposed Financial Year 31 March 2020: Human Resources and Remuneration Committee - Chair	Management	For	Voted - For
S.1.8	Approval of the Remuneration of the Non- Executive Directors: Proposed Financial Year 31 March 2020: Human Resources and Remuneration Committee - Member	Management	For	Voted - For
S.1.9	Approval of the Remuneration of the Non- Executive Directors: Proposed Financial Year 31 March 2020: Nomination Committee - Chair	Management	For	Voted - For
S.110	Approval of the Remuneration of the Non- Executive Directors: Proposed Financial Year 31 March 2020: Nomination Committee - Member	Management	For	Voted - For
S.111	Approval of the Remuneration of the Non- Executive Directors: Proposed Financial Year 31 March 2020: Social and Ethics Committee - Chair	Management	For	Voted - For
S.112	Approval of the Remuneration of the Non- Executive Directors: Proposed Financial Year 31 March 2020: Social and Ethics Committee - Member	Management	For	Voted - For
S.113	Approval of the Remuneration of the Non- Executive Directors: Proposed Financial Year 31 March 2020: Trustees of Group Share Schemes/other Personnel Funds	Management	For	Voted - For

Sands Capital Global Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

S.2	Approve Generally the Provision of Financial Assistance in Terms of Section 44 of the Act	Management	For	Voted - For
S.3	Approve Generally the Provision of Financial Assistance in Terms of Section 45 of the Act	Management	For	Voted - For
S.4	General Authority for the Company Or Its Subsidiaries to Acquire N Ordinary Shares in the Company	Management	For	Voted - For
S.5	General Authority for the Company Or Its Subsidiaries to Acquire A Ordinary Shares in the Company	Management	For	Voted - For
NETFLIX, INC.
Security ID: 64110L106 Ticker: NFLX
Meeting Date: 06-Jun-19 Meeting Type: Annual
1a.	Election of Class II Director: Timothy M. Haley	Management	For	Voted - For
1b.	Election of Class II Director: Leslie Kilgore	Management	For	Voted - For
1c.	Election of Class II Director: Ann Mather	Management	For	Voted - For
1d.	Election of Class II Director: Susan Rice	Management	For	Voted - For
2.	To Ratify the Appointment of Ernst & Young LLP As the Company's Independent Registered Public Accounting Firm for the Year Ending December 31, 2019.	Management	For	Voted - For
3.	Advisory Approval of the Company's Executive Officer Compensation.	Management	For	Voted - For
4.	Stockholder Proposal Regarding Political Disclosure, If Properly Presented at the Meeting.	Shareholder	Against	Voted - Against
5.	Stockholder Proposal Regarding Simple Majority Vote, If Properly Presented at the Meeting.	Shareholder	Against	Voted - For
NIKE, INC.
Security ID: 654106103 Ticker: NKE
Meeting Date: 20-Sep-18 Meeting Type: Annual
1.1	Director: Alan B. Graf, Jr.	Management	For	Voted - For
1.2	Director: John C. Lechleiter	Management	For	Voted - For
1.3	Director: Michelle A. Peluso	Management	For	Voted - For
2.	To Approve Executive Compensation by an Advisory Vote.	Management	For	Voted - For
3.	To Consider A Shareholder Proposal Regarding Political Contributions Disclosure.	Shareholder	Against	Voted - Against
4.	To Ratify the Appointment of PricewaterhouseCoopers LLP As Independent Registered Public Accounting Firm.	Management	For	Voted - For

Sands Capital Global Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

OKTA, INC.
Security ID: 679295105 Ticker: OKTA
Meeting Date: 13-Jun-19 Meeting Type: Annual
1.1	Director: J. Frederic Kerrest	Management	For	Voted - For
1.2	Director: Rebecca Saeger	Management	For	Voted - For
1.3	Director: Michelle Wilson	Management	For	Voted - For
2.	A Proposal to Ratify the Appointment of Ernst & Young LLP As our Independent Registered Public Accounting Firm for the Fiscal Year Ending January 31, 2020.	Management	For	Voted - For
3.	To Approve, on an Advisory Non-binding Basis, the Compensation of our Named Executive Officers.	Management	For	Voted - For
4.	To Approve, on an Advisory Non-binding Basis, the Frequency of Future Advisory Non-binding Votes on the Compensation of our Named Executive Officers.	Management	1 Year	Voted - 1 Year
PEPTIDREAM INC.
Security ID: J6363M109
Meeting Date: 27-Sep-18 Meeting Type: Annual General Meeting
1.1	Appoint A Director Except As Supervisory Committee Members Kubota, Kiichi	Management	For	Voted - For
1.2	Appoint A Director Except As Supervisory Committee Members Patrick C. Reid	Management	For	Voted - For
1.3	Appoint A Director Except As Supervisory Committee Members Masuya, Keiichi	Management	For	Voted - For
1.4	Appoint A Director Except As Supervisory Committee Members Kaneshiro, Kiyofumi	Management	For	Voted - For
REGENERON PHARMACEUTICALS, INC.
Security ID: 75886F107 Ticker: REGN
Meeting Date: 14-Jun-19 Meeting Type: Annual
1a.	Election of Director: Bonnie L. Bassler, Ph.D.	Management	For	Voted - For
1b.	Election of Director: Michael S. Brown, M.D.	Management	For	Voted - For
1c.	Election of Director: Leonard S. Schleifer, M.D., Ph.D.	Management	For	Voted - For
1d.	Election of Director: George D. Yancopoulos, M.D., Ph.D.	Management	For	Voted - For
2.	Ratification of the Appointment of PricewaterhouseCoopers LLP As the Company's Independent Registered Public Accounting Firm for the Fiscal Year Ending December 31, 2019.	Management	For	Voted - For

Sands Capital Global Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

SAREPTA THERAPEUTICS INC.
Security ID: 803607100 Ticker: SRPT
Meeting Date: 06-Jun-19 Meeting Type: Annual
1A	Election of Director: Richard J. Barry	Management	For	Voted - For
1B	Election of Director: M. Kathleen Behrens, Ph.D.	Management	For	Voted - For
1C	Election of Director: Claude Nicaise, M.D.	Management	For	Voted - For
2.	Advisory Vote to Approve, on A Non-binding Basis, Named Executive Officer Compensation.	Management	For	Voted - For
3.
Approval of an Amendment to the Amended and Restated 2013 Employee Stock Purchase Plan (the "2013 Espp") to Increase the Number of Shares of Common Stock Authorized for Issuance Under the 2013 Espp by 500,000 Shares to 1,100,000, and to Extend the 2013 Espp's Term Until April 22, 2029.
		Management	For	Voted - For
4.	Ratification of KPMG LLP As Independent Registered Public Accounting Firm for the Year Ending December 31, 2019.	Management	For	Voted - For
SHOPIFY INC.
Security ID: 82509L107 Ticker: SHOP
Meeting Date: 29-May-19 Meeting Type: Annual
1.1	Director: Tobias Lütke	Management	For	Voted - For
1.2	Director: Robert Ashe	Management	For	Voted - For
1.3	Director: Gail Goodman	Management	For	Voted - For
1.4	Director: Colleen Johnston	Management	For	Voted - For
1.5	Director: Jeremy Levine	Management	For	Voted - For
1.6	Director: John Phillips	Management	For	Voted - For
2	Resolution Approving the Re-appointment of PricewaterhouseCoopers LLP As Auditors of the Company and Authorizing the Board of Directors to Fix Their Remuneration.	Management	For	Voted - For
3	Non-binding Advisory Resolution That the Shareholders Accept the Company's Approach to Executive Compensation As Disclosed in the Management Information Circular for the Meeting.	Management	For	Voted - For
STARBUCKS CORPORATION
Security ID: 855244109 Ticker: SBUX
Meeting Date: 20-Mar-19 Meeting Type: Annual
1a.	Election of Director: Rosalind G. Brewer	Management	For	Voted - For
1b.	Election of Director: Mary N. Dillon	Management	For	Voted - For
1c.	Election of Director: Mellody Hobson	Management	For	Voted - For
1d.	Election of Director: Kevin R. Johnson	Management	For	Voted - For
1e.	Election of Director: Jorgen Vig Knudstorp	Management	For	Voted - For
1f.	Election of Director: Satya Nadella	Management	For	Voted - For

Sands Capital Global Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1g.	Election of Director: Joshua Cooper Ramo	Management	For	Voted - For
1h.	Election of Director: Clara Shih	Management	For	Voted - For
1i.	Election of Director: Javier G. Teruel	Management	For	Voted - For
1j.	Election of Director: Myron E. Ullman, III	Management	For	Voted - For
2.	Advisory Resolution to Approve our Executive Officer Compensation.	Management	For	Voted - For
3.	Ratification of Selection of Deloitte & Touche LLP As our Independent Registered Public Accounting Firm for Fiscal 2019.	Management	For	Voted - For
4.	True Diversity Board Policy	Shareholder	Against	Voted - Against
5.	Report on Sustainable Packaging	Shareholder	Against	Voted - Against
TENCENT HOLDINGS LTD
Security ID: G87572163
Meeting Date: 15-May-19 Meeting Type: Annual General Meeting

Please Note That the Company Notice and Proxy Form are Available by Clicking-on the Url Links:- Http://www3.hkexnews.hk/listedco/listcone Ws/sehk/2019/0401/ltn201904012222.pdf-and- Http://www3.hkexnews.hk/listedco/listcone Ws/sehk/2019/0401/ltn201904012246.pdf
		Non-Voting		Non-Voting
	Please Note That Shareholders are Allowed to Vote 'in Favor' Or 'against' For- All Resolutions, Abstain is Not A Voting Option on This Meeting	Non-Voting		Non-Voting
1	To Receive and Consider the Audited Financial Statements, the Directors' Report and the Independent Auditor's Report for the Year Ended 31 December 2018	Management	For	Voted - For
2	To Declare A Final Dividend: Hkd1.00 Per Share	Management	For	Voted - For
3.A	To Re-elect Mr Jacobus Petrus (koos) Bekker As Director	Management	For	Voted - For
3.B	To Re-elect Mr Ian Charles Stone As Director	Management	For	Voted - For
3.C	To Authorise the Board of Directors to Fix the Directors' Remuneration	Management	For	Voted - For
4	To Re-appoint Auditor and Authorise the Board of Directors to Fix Their Remuneration	Management	For	Voted - For
5	To Grant A General Mandate to the Directors to Issue New Shares (ordinary Resolution 5 As Set Out in the Notice of the Agm)	Management	For	Voted - For
6	To Grant A General Mandate to the Directors to Repurchase Shares (ordinary Resolution 6 As Set Out in the Notice of the Agm)	Management	For	Voted - For
7	To Extend the General Mandate to Issue New Shares by Adding the Number of Shares Repurchased (ordinary Resolution 7 As Set Out in the Notice of the Agm)	Management	For	Voted - Against

Sands Capital Global Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

Meeting Date: 15-May-19 Meeting Type: Extraordinary General Meeting

Please Note That the Company Notice and Proxy Form are Available by Clicking-on the Url Links:- Http://www3.hkexnews.hk/listedco/listcone Ws/sehk/2019/0425/ltn201904252117.pdf-and- Http://www3.hkexnews.hk/listedco/listcone Ws/sehk/2019/0425/ltn201904252125.pdf
		Non-Voting		Non-Voting
	Please Note That Shareholders are Allowed to Vote 'in Favor' Or 'against' For- Resolution 1, Abstain is Not A Voting Option on This Meeting	Non-Voting		Non-Voting
1	To Approve the Refreshment of Scheme Mandate Limit Under the Share Option Plan of Tencent Music Entertainment Group	Management	For	Voted - For
THE CHARLES SCHWAB CORPORATION
Security ID: 808513105 Ticker: SCHW
Meeting Date: 15-May-19 Meeting Type: Annual
1a.	Election of Director: John K. Adams, Jr.	Management	For	Voted - For
1b.	Election of Director: Stephen A. Ellis	Management	For	Voted - For
1c.	Election of Director: Arun Sarin	Management	For	Voted - For
1d.	Election of Director: Charles R. Schwab	Management	For	Voted - For
1e.	Election of Director: Paula A. Sneed	Management	For	Voted - For
2.	Ratification of the Selection of Deloitte & Touche LLP As Independent Auditors	Management	For	Voted - For
3.	Advisory Vote to Approve Named Executive Officer Compensation	Management	For	Voted - For
4.	Stockholder Proposal Requesting Annual Disclosure of Eeo-1 Data	Shareholder	Against	Voted - Against
TITAN COMPANY LIMITED
Security ID: Y88425148
Meeting Date: 03-Aug-18 Meeting Type: Annual General Meeting
1
To Receive, Consider and Adopt: A. the Audited Financial Statements for the Financial Year Ended 31st March, 2018 Together with the Reports of the Board of Directors and Auditors Thereon; and B. the Audited Consolidated Financial Statements for the Financial Year Ended 31st March, 2018 Together with the Report of the Auditors Thereon
		Management	For	Voted - For
2	To Declare Dividend on Equity Shares for the Financial Year Ended 31st March 2018	Management	For	Voted - For
3	To Appoint A Director in Place of Mr. N.n. Tata (din: 00024713), Who Retires by Rotation And, Being Eligible, Offers Himself for Re- Appointment	Management	For	Voted - For
4
Resolved That Pursuant to the Provisions of Sections 149, 152 Read with Schedule IV and Other Applicable Provisions, If Any of the Companies Act, 2013 ('the Act") and Companies (appointment and Qualifications of Directors) Rules, 2014 (including Any Statutory Amendment(s) Or Modification(s) Or Re-enactment(s) Thereof, for the Time Being in Force), Mr. B Santhanam (din: 00494806), Who Was Appointed As an Additional Director of the Company with Effect from 10th May 2018, As Per the Provisions of Section 161 of the Companies Act, 2013 Read with Article 117 of the Articles of Association of the Company and Who Holds Office Upto the Date of This Annual General Meeting, and Who Qualifies for Being Appointed As an Independent Director and in Respect of Whom the Company Has Received A Notice in Writing from A Member Under Section 160 of the Companies Act, 2013 Proposing His Candidature for the Office of Director, Being So Eligible, be Appointed As an Independent Director of the Company for A Term of 5 (five) Consecutive Years Commencing from 3rd August 2018 to 2nd August 2023 and Whose Office Shall Not be Liable to Retire by Rotation
		Management	For	Voted - For

5
Resolved That Mr. K. Gnanadesikan, Ias (din: 00111798) Who Was Appointed As A Director by the Board of Directors with Effect from 1st February 2018 and Who Holds Office Up to the Date of This Annual General Meeting Under Section 161 of the Companies Act, 2013 Read with Article 117 of the Articles of Association of the Company and in Respect of Whom the Company Has Received A Notice in Writing Under Section 160 of the Companies Act, 2013 from A Shareholder Proposing His Candidature for the Office of Director of the Company, be and is Hereby Appointed As A Director of the Company, Liable to Retire by Rotation
	Management	For	Voted - For
6
Resolved That Mr. Ramesh Chand Meena, Ias (din: 08009394) Who Was Appointed As A Director by the Board of Directors with Effect from 3rd January 2018 and Who Holds Office Up to the Date of This Annual General Meeting Under Section 161 of the Companies Act, 2013 Read with Article 117 of the Articles of Association of the Company and in Respect of Whom the Company Has Received A Notice in Writing Under Section 160 of the Companies Act, 2013 from A Shareholder Proposing His Candidature for the Office of Director of the Company, be and is Hereby Appointed As A Director of the Company, Liable to Retire by Rotation
	Management	For	Voted - For
7
Resolved That Pursuant to the Provisions of Section 143(8) and Other Applicable Provisions, If Any, of the Companies Act, 2013 (the "act") and the Rules Framed Thereunder, As Amended from Time to Time, the Board of Directors of the Company be and is Hereby Authorized to Appoint Branch Auditors of Any Branch Office of the Company, Whether Existing Or Which May be Opened / Acquired Hereafter, Outside India, in Consultation with the Company's Auditors, Any Person(s) Qualified to Act As Branch Auditors Within the Provisions of Section 143(8) of the Act and to Fix Their Remuneration
	Management	For	Voted - For

Sands Capital Global Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

VISA INC.
Security ID: 92826C839 Ticker: V
Meeting Date: 29-Jan-19 Meeting Type: Annual
1a.	Election of Director: Lloyd A. Carney	Management	For	Voted - For
1b.	Election of Director: Mary B. Cranston	Management	For	Voted - For
1c.	Election of Director: Francisco Javier Fernandez-carbajal	Management	For	Voted - For
1d.	Election of Director: Alfred F. Kelly, Jr.	Management	For	Voted - For
1e.	Election of Director: John F. Lundgren	Management	For	Voted - For
1f.	Election of Director: Robert W. Matschullat	Management	For	Voted - For
1g.	Election of Director: Denise M. Morrison	Management	For	Voted - For
1h.	Election of Director: Suzanne Nora Johnson	Management	For	Voted - For
1i.	Election of Director: John A. C. Swainson	Management	For	Voted - For
1j.	Election of Director: Maynard G. Webb, Jr.	Management	For	Voted - For
2.	Advisory Vote to Approve Executive Compensation.	Management	For	Voted - For
3.	Ratification of the Appointment of KPMG LLP As our Independent Registered Public Accounting Firm for the 2019 Fiscal Year.	Management	For	Voted - For
WORKDAY, INC.
Security ID: 98138H101 Ticker: WDAY
Meeting Date: 18-Jun-19 Meeting Type: Annual
1.1	Director: Carl M. Eschenbach	Management	For	Voted - For
1.2	Director: Michael M. Mcnamara	Management	For	Voted - For
1.3	Director: Jerry Yang	Management	For	Voted - For
2.	To Ratify the Appointment of Ernst & Young LLP As Workday, Inc.'s Independent Registered Public Accounting Firm for the Fiscal Year Ending January 31, 2020.	Management	For	Voted - For
3.	Advisory Vote on Named Executive Officer Compensation.	Management	For	Voted - For
ZALANDO SE
Security ID: D98423102
Meeting Date: 22-May-19 Meeting Type: Annual General Meeting

According to German Law, in Case of Specific Conflicts of Interest In- Connection with Specific Items of the Agenda for the General Meeting You Are- Not Entitled to Exercise Your Voting Rights. Further, Your Voting Right Might-be Excluded When Your Share in Voting Rights Has Reached Certain Thresholds-and You Have Not Complied with Any of Your Mandatory Voting Rights-notifications Pursuant to the German Securities Trading Act (wphg). For-questions in This Regard Please Contact Your Client Service Representative-for Clarification. If You Do Not Have Any Indication Regarding Such Conflict-of Interest, Or Another Exclusion from Voting, Please Submit Your Vote As- Usual. Thank You
Non-Voting	Non-Voting

Sands Capital Global Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

Please Note That the True Record Date for This Meeting is 01 May 19, Whereas-the Meeting Has Been Setup Using the Actual Record Date - 1 Business Day.-this is Done to Ensure That All Positions Reported are in Concurrence With-the German Law. Thank You
		Non-Voting		Non-Voting

Counter Proposals May be Submitted Until 07.05.2019. Further Information On-counter Proposals Can be Found Directly on the Issuer's Website (please Refer-to the Material Url Section of the Application). If You Wish to Act on These-items, You Will Need to Request A Meeting Attend and Vote Your Shares-directly at the Company's Meeting. Counter Proposals Cannot be Reflected In-the Ballot on Proxyedge
		Non-Voting		Non-Voting
1
Presentation of the Financial Statements and Annual Report for the 2018-financial Year with the Report of the Supervisory Board, the Group Financial-statements and Group Annual Report As Well As the Report by the Board of Mds-pursuant to Sections 289a(1) and 315a(1) of the German Commercial Code
		Non-Voting		Non-Voting
2	Resolution on the Appropriation of the Distributable Profit: the Distributable Profit in the Amount of Eur 163,677,775.42 Shall be Appropriated As Follows: the Entire Amount Shall be Carried Forward	Management	For	Voted - For
3	Ratification of the Acts of the Board of Mds	Management	For	Voted - For
4	Ratification of the Acts of the Supervisory Board	Management	For	Voted - For
5.1
Appointment of Auditors the Following Accountants Shall be Appointed As: Auditors and Group Auditors for the 2019 Financial Year, for the Review of the Interim Half-year Financial Statements and the Interim Annual Report for the First Half-year of the 2019 Financial Year and for the Review of Any Additional Interim Financial Information for the 2019 Financial Year: Ernst and Young Gmbh, Berlin
		Management	For	Voted - For
5.2
Appointment of Auditors the Following Accountants Shall be Appointed As: Auditors for the Review of Any Additional Interim Financial Information for the 2020 Financial Year Until the Agm of That Year: Ernst and Young Gmbh, Berlin
		Management	For	Voted - For
6.1	Elections to the Supervisory Board: Kelly Bennett	Management	For	Voted - For
6.2	Elections to the Supervisory Board: Joergen Madsen Lindemann	Management	For	Voted - For
6.3	Elections to the Supervisory Board: Anders Holch Povlsen	Management	For	Voted - For
6.4	Elections to the Supervisory Board: Mariella Roehm-kottmann	Management	For	Voted - For
6.5	Elections to the Supervisory Board: Alexander Samwer	Management	For	Voted - For

Sands Capital Global Growth Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

6.6	Elections to the Supervisory Board: Cristina Stenbeck	Management	For	Voted - For
7
Resolution on the Authorization to Grant Stock Option, the Creation of Contingent Capital 2019, and the Corresponding Amendment to the Articles of Association the Board of Mds Shall be Authorized to Grant Stock Options for Up to 1,522,269 Bearer No-par Shares (lti 2018) on Or Before 31 December 2019 to the Members of the Board of Mds Robert Gentz, David Schrader and Rubin Ritter (up to 750, 000 Stock Options Each). the Company's Share Capital Shall be Increased by Up to Eur 1,522,269 Through the Issue of Up to 1,522,269 New Registered Shares (contingent Capital 2019), Insofar As Conversion And/or Option Rights are Exercised
		Management	For	Voted – For

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Advisors’ Inner Circle Fund

By:   /s/ Michael Beattie
Michael Beattie
President
Date: August 30, 2019